Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty	Critical Accounting Judgments, Estimates and Key Sources of Assumption Uncertainty
The preparation of these consolidated financial statements requires management to make critical judgments in applying the Group’s accounting policies and make critical assumptions and estimates concerning future events. Assumptions and estimates may differ from the actual results and are continually evaluated and adjusted based on historical experience and other factors. Such assumptions and estimates have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year; and the related information is addressed below:
5(1)    Critical judgments in applying the Group’s accounting policies:
Revenue recognition at a point in time or over time
The Group recognizes the revenue by determining whether the performance obligations are satisfied at a point in time or over time. In terms of Licensing, the Group recognized revenue at the point when customized apps or licenses are transferred to its customers, which customers obtain control over the customized apps or licenses simultaneously with no further maintenance or other services to be provided by the Group. In terms of AR/AI cloud solutions and Subscription, the Group delivers services to its customers and recognized revenue within the contract period on a straight-line basis. The Group grants access of its server or apps to its customers and is obliged to maintain the services operational through the contract period. The access is terminated once the contract expires and no further extension were made by both parties. After termination of the contract, the customers can no longer have access to the server or apps.
As a result, based on the different feature of the services, the Group recognized revenue at a point in time or overtime, respectively.
5(2)    Critical accounting estimates and assumptions:
A.Realizability of deferred tax assets
Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences can be utilized. Assessment of the realizability of deferred tax assets involves critical accounting judgments and estimates of the management, including the assumptions of expected future revenue growth rate and profit rate, available tax credits, tax planning, etc. Any variations in global economic environment, industrial environment, and laws and regulations might cause material adjustments to deferred tax assets.
As of December 31, 2025, the Group recognized deferred tax assets amounting to $2,483.
B.Impairment assessment of goodwill
The impairment assessment of goodwill relies on the Group’s subjective judgment, including identifying cash-generating units, allocating assets and liabilities as well as goodwill to related cash-generating units, and determining the recoverable amounts of related cash-generating units. Please refer to Note 6(8) for the information of goodwill impairment.
As of December 31, 2025, the Group recognized goodwill, net of impairment loss, amounting to $2,774.